PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 1,444,552		¥ 146,499
Less: accumulated depreciation and amortization	(117,609)		(102,102)
Property and equipment, net	1,326,943	$ 189,750	44,397
Office Building
Property Plant And Equipment [Line Items]
Total costs	1,327,854		0
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	91,615		125,361
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	20,618		17,035
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	¥ 4,465		¥ 4,103